GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Multi-Asset Real Return Fund

(the “Fund”)

Supplement dated July 3, 2014 to the

Prospectus and Statement of Additional Information dated February 28, 2014

(the “Prospectus” and “SAI” respectively)

Effective immediately, Samantha Davidson no longer serves as a portfolio manager for the Fund. Accordingly, all references to Ms. Davidson in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

MARRPMSTK 06-14